3.Stockholders' Equity:	3 Months Ended
Aug. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
3.	Stockholders’ Equity:

At May 31, 2011 and 2010, the Company was authorized to issue 80,000,000 shares of common stock, $.001 par value per share.  In addition, 20,000,000 shares of $.001 par value preferred stock were authorized, but none has been issued.  All commons stock shares have full dividend rights.  However, it is not anticipated that the Registrant will be declaring distributions in the foreseeable future.

During the quarter ended August 31, 2011 the Company issued 4,533,333 shares of common stock for cash consideration of $544,000.